UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03609
                                   -----------------------------------

                                 Tep Fund, Inc.
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


          1675 Broadway, 16th Floor, New York, NY             10019
          ------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                       c/o Tocqueville Asset Management LP
                  1675 Broadway, 16th Floor, New York, NY 10019
          ------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-698-0835
                                                    ------------------

Date of fiscal year end: 11/30/2004
                         ----------------------

Date of reporting period: 5/31/2004
                         ----------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.
                                 Tep Fund, Inc.
                               Semi-Annual Report
                                  May 31, 2004

                                  Tep Fund Inc.
                      1675 Broadway-16th Fl. @ Tocqueville
                              New York, N.Y. 10019
                                  212-698-0835

To our Shareholders,                                                July 7, 2004

We are pleased to enclose a semi-annual dividend payment of $0.37 per share to stockholders of record on June 18, 2004. We also enclose our May 31, 2004 report to stockholders.

The $0.37 per share dividend enclosed compares to $.44 paid a year earlier. The difference is primarily a result of the $41,000 decrease in interest income. One bond that the company owned for many years carried an interest rate of 9.625% and matured in October 2003. Replacement of this bond accounted for most of the drop in interest income. In addition, gains realized on bonds redeemed declined from $13,520 to $5,860. Expenses rose slightly. These factors necessitated reduction in the dividend.

Bond redemptions at cost totaled $704,140 during the six months ended May 31, 2004 versus $l,209,280 in the year earlier period. Over 60% of the bonds redeemed carried interest rates of 6% or more and the balance averaged over 5%. Whereas, the $650,000 of bonds purchased carried interest of 3.5% to 4.2% and $250,000 was invested temporarily in a short term note at approximately 1%.

As you can see from the above redemptions and new purchases of bonds, the interest rate on the replacement bonds continued to decline to the middle of March of this year. However, the market then changed directions and interest rates started to rise. This caused a drop in bond prices. As a result the value of the bond portfolio decreased $286,092 in the six months ended May 31, 2004 and the net asset value per share from $19.66 at November 30, 2003 to $19.13 at May 31, 2004.

Bond yields have increased the last few months from their nadir. However, you still have to buy bonds maturing twenty years or more to approach a 5% yield on AAA bonds. Two to five year maturities yield substantially less.

The management of Tep Funds continues its policy of investing in only high quality municipal bonds diversified by issuer and maturity. Our primary objectives are the safety of the Fund's assets and obtaining a high return consistent with the high quality of the Fund's assets. It also seeks to continue the laddering of maturities of the bonds in the portfolio. This has been made more difficult by the continuing call of bonds for redemption.

I am sorry to report that Ethel Cooper, the chairperson of the Board of Directors died in June. The board has selected her son Dr. Alan Cooper as successor and added Martha Marsh as a director. Martha Marsh is Dr. Alan Cooper's sister.

The Board of Directors joins me in expressing our gratitude to the stockholders for their continued support and interest in Tep Fund, Inc.

                                       Sincerely,

                                       /s/ Stephen Tabb
                                       -------------------------
                                       Stephen Tabb, President

                                                                          [LOGO]
                                                                   J.H. COHN LLP
                                          Your Source for Business Solutions(TM)

                    Report of Independent Public Accountants
                    ----------------------------------------

The Board of Directors and Shareholders
Tep Fund, Inc.

We have reviewed the accompanying statements of assets and liabilities of Tep Fund, Inc. as of May 31, 2004 and 2003, including the portfolio of investments in municipal bonds as of May 31, 2004, and the related statements of operations and changes in net assets for the six months ended May 31, 2004. All information included in these financial statements is the representation of the management of Tep Fund, Inc.

A review consists principally of inquiries of Company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with auditing standards generally accepted in the United States of America, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our reviews, we are not aware of any material modifications that should be made to the accompanying financial statements in order for them to be in conformity with accounting principles generally accepted in the United States of America.

Our reviews were made for the purpose of expressing limited assurance that there are no material modifications that should be made to the financial statements in order for them to be in conformity with accounting principles generally accepted in the United States of America. The information included in the accompanying supplementary schedule is presented only for supplementary analysis purposes. Such information (excluding the information for the year ended November 30, 2002) has been subjected to the inquiry and analytical procedures applied in the review of the basic financial statements, and we are not aware of any material modifications that should be made thereto.

/s/ J.H. Cohn LLP
Roseland, New Jersey
June 30, 2004

                                 TEP FUND, INC.
                COMPARATIVE STATEMENTS OF ASSETS AND LIABILITIES
                              MAY 31, 2004 AND 2003

                                                       2004             2003
                                                    -----------      -----------
      ASSETS
      ------

PORTFOLIO OF INVESTMENTS IN MUNICIPAL               $11,369,694      $12,320,471
   BONDS
   (SCHEDULE AND NOTE 1)

CASH & MONEY MARKET ACCOUNTS                            509,191          150,732

ACCRUED INTEREST RECEIVABLE                             159,620          174,907

PREPAID INSURANCE                                           863              750
                                                    -----------      -----------

      TOTAL ASSETS                                  $12,039,368      $12,646,860
                                                    ===========      ===========

      LESS LIABILITIES
      ----------------

ACCRUED EXPENSES                                         14,121           14,636
                                                    -----------      -----------

NET ASSETS                                          $12,025,247      $12,632,224
                                                    ===========      ===========

      ANALYSIS OF NET ASSETS
      ----------------------

NET ASSETS PER SHARE (NOTE 4)
(627,459 SHARES OUTSTANDING)                        $     19.16      $     20.13
                                                    ===========      ===========

See Notes to Financial Statements.

                                 TEP FUND, INC.
                      COMPARATIVE STATEMENTS OF OPERATIONS
                 FOR THE SIX MONTHS ENDED MAY 31, 2004 AND 2003

                                                           2004          2003
                                                        ---------     ---------

INVESTMENT INCOME:
   TAX-EXEMPT INTEREST (NOTE 1)                         $ 257,306     $ 298,243
                                                        ---------     ---------

EXPENSES:
   CUSTODIAN FEES                                           3,000         3,000
   DIRECTORS' FEES                                          3,000         3,000
   ACCOUNTING FEES                                          7,500         6,500
   PRINTING, REPORTS, MISC.                                   620           542
   REGISTRAR & TRANSFER                                     2,065         2,307
   INSURANCE                                                  863           750
   FRANCHISE TAXES                                            455           455
   INVESTMENT ADVISORY FEES (NOTE 2)                       15,222        15,399
                                                        ---------     ---------

       TOTAL EXPENSES                                      32,725        31,953
                                                        ---------     ---------

       NET INVESTMENT INCOME                              224,581       266,290
                                                        ---------     ---------

REALIZED GAIN FROM SECURITY TRANSACTIONS
   (NOTE 3)                                                 5,860        13,520
                                                        ---------     ---------

UNREALIZED APPRECIATION ON INVESTMENTS (NOTE 1):
   BEGINNING OF PERIOD                                    712,853       635,272
   END OF PERIOD                                          426,761       985,382
                                                        ---------     ---------

   INCREASE/(DECREASE) IN UNREALIZED
    APPRECIATION ON INVESTMENTS                          (286,092)      350,110
                                                        ---------     ---------

   NET INCREASE/(DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                           $ (55,651)    $ 629,920
                                                        =========     =========

PERCENT OF TOTAL EXPENSES TO TAX-EXEMPT
 INTEREST INCOME                                            12.72%        10.71%
                                                        =========     =========

See Notes to Financial Statements.

                                 TEP FUND, INC.
                 COMPARATIVE STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED MAY 31, 2004 AND 2003

                                                       2004              2003
                                                   ------------    ------------

INCREASE IN NET ASSETS - OPERATIONS:

   NET INVESTMENT INCOME                           $    224,581    $    266,290

   REALIZED GAIN FROM SECURITY
    TRANSACTIONS                                          5,860          13,520

    INCREASE/(DECREASE) IN UNREALIZED
     APPRECIATION ON INVESTMENTS                       (286,092)        350,110
                                                   ------------    ------------

NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            (55,651)        629,920

DIVIDENDS PAID TO SHAREHOLDERS ($0.41 PER SHARE
   IN 2004 AND $0.45 IN 2003)*                         (257,258)       (282,357)
                                                   ------------    ------------

NET INCREASE/(DECREASE) IN NET ASSETS                  (312,909)        347,563

NET ASSETS:

   AT BEGINNING OF PERIOD                            12,338,156      12,284,661
                                                   ------------    ------------

   AT END OF PERIOD (INCLUDES UNDISTRIBUTED
   INVESTMENT INCOME OF $279,224 IN 2004
   AND $327,580 IN 2003)                           $ 12,025,247    $ 12,632,224
                                                   ============    ============

See Notes to Financial Statements.

* DIVIDENDS:
      A dividend of $.51 per share was declared November 29, 2000 and was paid January 23, 2001.
      A dividend of $.48 per share was declared May 31, 2001 and was paid July 19, 2001.
      A dividend of $.47 per share was declared November 28, 2001 and was paid January 23, 2002.
      A dividend of $.44 per share was declared May 29, 2002 and was paid July 18, 2002.
      A dividend of $.45 per share was declared November 22, 2002 and was paid January 22, 2003.
      A dividend of $.44 per share was declared May 29, 2003 and is to be paid July 22, 2003.
      A dividend of $.41 per share was declared November 25, 2003 and was paid January 21, 2004.
      A dividend of $.37 per share was declared May 26, 2004 and is to be paid July 22, 2004.

                                 TEP FUND, INC.
                          SUPPLEMENTARY PER SHARE DATA
                                   (UNAUDITED)

                                        FOR THE SIX MONTHS ENDED   FOR THE YEARS ENDED
                                               MAY 31,                 NOVEMBER 30,
                                         2004       2003             2003       2002
                                        ------     ------           ------     ------

SELECTED PER SHARE DATA:
INVESTMENT INCOME                        $0.41     $ 0.48           $ 0.92     $ 0.99

EXPENSES                                ($0.05)    ($0.05)          ($0.10)    ($0.10)
                                        -----------------           -----------------

NET INVESTMENT INCOME                   $ 0.36     $ 0.43           $ 0.82     $ 0.89



NET REALIZED GAIN (LOSS) FROM
   SECURITY TRANSACTIONS                $ 0.01     $ 0.02           $ 0.04     $ 0.00


NET INCREASE/(DECREASE) IN UNREALIZED
   APPRECIATION OF INVESTMENTS          ($0.46)    $ 0.56           $ 0.12     $ 0.10
                                        -----------------           -----------------


NET INCREASE/(DECREASE) IN
   NET ASSET VALUE                      ($0.09)    $ 1.01           $ 0.98     $ 0.99

DIVIDENDS PAID TO SHAREHOLDERS          ($0.41)    ($0.45)          ($0.89)    ($0.91)


NET ASSET VALUE:
   BEGINNING OF PERIOD                  $19.66     $19.57           $19.57     $19.49
                                        -----------------           -----------------

   END OF PERIOD                        $19.16     $20.13           $19.66     $19.57
                                        =================           =================

ANNUALIZED PERCENT OF EXPENSES TO
   AVERAGE NET ASSETS                     0.53%      0.51%            0.52%      0.50%
                                        =================           =================

ANNUALIZED PERCENT OF NET INVESTMENT
   INCOME TO AVERAGE NET ASSETS           3.69%      4.27%            4.16%      4.56%
                                        =================           =================

ANNUALIZED TOTAL RETURN                 -0.90%      10.26%            4.97%      5.12%
                                        =================           =================

The number of shares outstanding during the periods above was 627,459.

See Review Report of Independent Public Accountants

                                 Tep Fund, Inc.
                          Notes to Financial Statements
                              May 31, 2004 and 2003

NOTE 1 - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

      The Tep Fund, Inc. (the "Fund") is a registered investment company. The Fund's investment objective is to provide the maximum amount of current income exempt from Federal income tax as is consistent with the primary objective of preservation of capital. Capital Builders Advisory Services, Inc., serves as the Fund's investment advisor.

      A. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

            (i) PORTFOLIO VALUATION: The Fund carries securities in its portfolio at values obtained from an independent pricing service. Such values are based on the most recent bid prices or, for the majority of the portfolio securities, at values determined by the Service considering factors such as prices of comparable quality securities, coupon rates, maturity and general market conditions.

            (ii) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the date the securities are purchased or sold (the trade date). "When issued" securities are accounted for on the date the confirmation of the purchase order is issued by the underwriter. Interest income is recorded as earned.

            All securities owned by the Fund are held in a custodian account at Citibank, N.A.

            (iii) AMORTIZATION OF PREMIUM ON TAX-EXEMPT SECURITIES: Premiums on tax-exempt securities are amortized from date of purchase to maturity date, except for securities purchased at substantial premiums which are expected to be called and are amortized to the expected call date. Amortization of the premium is directly netted against interest income.

                                 Tep Fund, Inc.
                          Notes to Financial Statements
                              May 31, 2004 and 2003

NOTE 1 (CONTD.) - SIGNIFICANT ACCOUNTING and INVESTMENT POLICIES

            (iv) FEDERAL INCOME TAX: The Fund qualifies as a regulated investment company. Accordingly, no provision for federal income tax would be required, except for a provision for capital gains taxes if the capital gains were not distributed to shareholders. There were $5,860 long-term capital gains realized during the six months ended May 31, 2004 whereas in the 2003 period there were $13,520 of gains. Such realized long-term capital gains were included in the dividends reportable by shareholders during the six months ended May 31, 2004 and May 31, 2003. The aggregate portfolio valuation in excess of tax cost (unrealized appreciation) was $426,761 and $985,382 at May 31, 2004 and 2003, respectively.

      B. The Fund's investment policy is to invest substantially all of its assets in municipal bonds, diversified as to issue and maturity, the interest from which is exempt from federal income tax. It also invests in short-term tax-exempt instruments. Only municipal bonds rated A or better by Moody's Investor Services, Inc. or A or better by Standard & Poors Corporation (S & P) are purchased. Short-term funds are invested in Citibank's Tax Free Reserve Fund.

NOTE 2 - INVESTMENT ADVISORY FEE

      Under the terms of a contract renewed for the year ended May 31, 2004 the Fund paid Capital Builders Advisory Services, Inc. an investment advisory fee calculated at an annual rate of .25% of the Fund's average net assets. The contract was renewed for the year ending May 31, 2005.

                                 Tep Fund, Inc.
                          Notes To Financial Statements
                              May 31, 2004 and 2003

NOTE 3 - PURCHASE AND SALES OF SECURITIES

      For the six months ended May 31, 2004 and 2003 the Fund made purchases of tax-exempt securities at a cost of $897,762 and $1,266,621 respectively.

      The Fund had calls and redemptions of tax-exempt securities of $710,000 during the six months ended May 31, 2004 and $1,222,800 in 2003 respectively. The amortized cost of these securities was $704,140 and $1,209,280 respectively, resulting in a realized gain of $5,860 in 2004 and $13,520 in 2003.

NOTE 4 - COMMON STOCK

      The company is authorized to issue 1,000,000 shares of common stock with a par value of $.10 per share. At May 31, 2004 there were 627,459 shares outstanding. There were no changes in the number of shares outstanding during the six months ended May 31, 2004 and 2003.

NOTE 5 - DIVIDEND

      On May 26, 2004 the Board of Directors declared a $.37 per share dividend, to be paid on July 22, 2004 to shareholders of record on June 18, 2004.

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                       RATE   MATURITY     FACE     AMORTIZED   MARKET
TOTAL  MUNICIPAL BONDS                     (%)     DATE       AMOUNT      COST       VALUE
-------------------------------------------------------------------------------------------
2.93%  CALIFORNIA
       ----------
       LOS ANGELES DEPT WATER & POWER    4.000    7/1/2016   $200,000   $200,000   $191,224
       WATERWORKS
       CALLABLE 07/01/2013 @ 100
       MBIA INSURED
       RATED AAA/Aaa

       LOS ANGELES COMMUNITY REDEV AGY   6.450    7/1/2017   $140,000   $142,800   $142,013
       HSG RFOC SER A
       CALLABLE 07/01/2004 @ 102
       AMBAC INSURED
       RATED AAA/Aaa
                                                             ------------------------------
       TOTAL CALIFORNIA                                      $340,000   $342,800   $333,237

2.18%  CONNECTICUT
       -----------
       STATE CAP APPREC-COLLEGE SVGS     0.000   12/1/2004   $250,000   $247,931   $247,930
       PLAN-A BOUGHT AT DISCOUNT
       NONCALLABLE
       RATED AA/Aa3
                                                             ------------------------------
       TOTAL CONNECTICUT                                     $250,000   $247,931   $247,930

6.13%  FLORIDA
       -------
       BOARD OF EDUCATION CAPITAL        5.875    6/1/2020   $250,000   $263,461   $263,168
       OUTLAY
       PREREFUNDED 06/01/2005 @ 101
       RATED AAA/Aaa

       BOARD OF EDUCATION CAPITAL        4.875    1/1/2011   $150,000   $153,031   $155,612
       OUTLAY SER A
       CALLABLE 01/01/2006 @ 101 AND
       01/01/2007 @ 100
       RATED AA+/Aa2

       BOARD OF EDUCATION CAPITAL        6.000    6/1/2021   $250,000   $250,000   $278,357
       OUTLAY PUB ED SER C
       CALLABLE 06/01/2010 @ 101 AND
       06/01/2011 @ 100
       FGIC INSURED
       RATED AAA/Aaa
                                                             ------------------------------
       TOTAL FLORIDA                                         $650,000   $666,492   $697,136


                       See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                         RATE      MATURITY    FACE      AMORTIZED   MARKET
TOTAL  MUNICIPAL BONDS                       (%)        DATE       AMOUNT      COST       VALUE
------------------------------------------------------------------------------------------------
3.47%  ILLINOIS
       --------
       STATE GENERAL OBLIGATION               5.125    3/1/2011   $115,000   $114,550   $124,544
       CALLABLE 03/01/2009 @ 101
       FGIC INSURED
       RATED AAA/Aaa

       STATE GENERAL OBLIGATION               5.750    5/1/2017   $250,000   $247,548   $269,782
       CALLABLE 05/01/2006 @ 102
       MBIA INSURED
       RATED AAA/Aaa
                                                                  ------------------------------
       TOTAL ILLINOIS                                             $365,000   $362,098   $394,326

0.81%  INDIANA
       -------
       STATE HOUSING AUTH SINGLE FAMILY       5.150    7/1/2017   $ 90,000   $ 90,310   $ 92,017
       MTGE REV SER D
       CALLABLE 01/01/2009 @ 101
       GNMA BACKED
       RATED NR/Aaa
                                                                  ------------------------------
       TOTAL INDIANA                                              $ 90,000   $ 90,310   $ 92,017

2.69%  IOWA
       ----
       FIN AUTHORITY SINGLE FAMILY REV        3.000    7/1/2008   $145,000   $145,000   $145,109
       NONCALLABLE
       RATED AAA/Aaa

       HIGHER ED LN AUTH REV                  5.125   10/1/2019   $150,000   $150,331   $161,154
       CALLABLE 10/01/2008 @ 101
       MBIA INSURED
       RATED AAA/Aaa
                                                                  ------------------------------
       TOTAL IOWA                                                 $295,000   $295,331   $306,263

6.54%  MASSACHUSETTS
       -------------
       STATE GENERAL OBLIGATION REF SER       4.000   10/1/2016   $250,000   $249,243   $237,408
       NON-CALLABLE
       MBI INSURED
       RATED AA-/Aa2

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                     RATE    MATURITY     FACE     AMORTIZED   MARKET
TOTAL   MUNICIPAL BONDS                  (%)      DATE       AMOUNT      COST       VALUE
------------------------------------------------------------------------------------------
        DEUTSCHES ALTENHEIM NURSING     5.050   10/1/2019   $235,000   $234,413   $239,018
        HOME BOSTON MASS REV SER C
        CALLABLE 10/01/2008 @ 102
        FHA INSURED
        RATED AAA/NR

        BOSTON INDUSTRIAL DEVELOPMENT   5.900    2/1/2022   $250,000   $251,526   $267,218
        FINANCE AUTH SER A
        CALLABLE 02/01/2007 @ 102
        FHA INSURED
        RATED AAA/NR
                                                            ------------------------------
        TOTAL MASSACHUSETTS                                 $735,000   $735,181   $743,643

 3.26%  NEW JERSEY
        ----------
        STATE CERTIFICATE OF            5.000   6/15/2014   $250,000   $249,375   $270,705
        PARTICIPATION SER A
        CALLABLE 06/15/2007 @ 100
        RATED AAA/Aaa

        WATCHUNG HILL SCHOOL DISTRICT   4.250   1/15/2015   $100,000   $101,776   $ 99,786
        CALLABLE 01/15/2013 @ 100
        FGIC INSURED
        RATED AAA/Aaa
                                                            ------------------------------
        TOTAL NEW JERSEY                                    $350,000   $351,151   $370,491

 0.87%  NEW MEXICO
        ----------
        MORTGAGE FINANCE AUTHORITY      4.000    3/1/2013   $100,000   $100,000   $ 98,760
        CALLABLE 09/01/2012 @ 100
        RATED AAA/Aaa
                                                            ------------------------------
        TOTAL NEW MEXICO                                    $100,000   $100,000   $ 98,760

28.23%  NEW YORK
        --------
        MONROE COUNTY                   4.800    6/1/2004   $155,000   $155,016   $155,000
        NON-CALLABLE
        AMBAC INSURED
        RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                          RATE      MATURITY     FACE     AMORTIZED   MARKET
TOTAL  MUNICIPAL BONDS                         (%)      DATE        AMOUNT      COST       VALUE
-------------------------------------------------------------------------------------------------
       STATE MED CARE FAC SER A               6.600    2/15/2009   $500,000   $498,825   $528,230
       PREREFUNDED 02/15/2005 @ 102
       AMBAC INSURED
       RATED AAA/Aaa

       EAST ROCHESTER HSG AUTH REV            2.750   12/20/2007   $300,000   $298,176   $299,643
       NON-CALLABLE
       RATED AAA/NR

       STATE DORM AUTH REV HOSP-INSD-         4.200    8/15/2014   $200,000   $200,000   $199,246
       MTG-KALEIDA HEALTH
       CALLABLE 02/15/2014 @ 100
       FHA INSURED
       RATED AAA

       STATE MED CARE FACILITIES              5.750    8/15/2019   $ 70,000   $ 70,000   $ 77,181
       PREREFUNDED 02/15/2008 @ 100
       FHA INSURED
       RATED AAA/Aa2

       STATE GENERAL OBLIGATION               4.000    3/15/2012   $250,000   $253,271   $254,370
       NON-CALLABLE
       FSA INSURED
       RATED AAA/Aaa

       STATE GENERAL OBLIGATION               5.000    7/15/2014   $250,000   $249,250   $263,640
       CALLABLE 07/15/2008 @ 101
       AMBAC INSURED
       RATED AAA/Aaa

       STATE THRUWAY AUTHORITY HWY            5.000     4/1/2015   $250,000   $246,875   $260,383
       AND BRDG-SER A
       CALLABLE 04/01/2008 @ 101
       FGIC INSURED
       RATED AAA/Aaa

       NEW YORK CITY MUN WTR FINANCE          4.500    6/15/2016   $100,000   $103,690   $101,152
       AUTH WTR & SWR SYS REV SER A
       CALLABLE 06/15/2012 @ 100
       RATED AA/Aa2

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                       RATE      MATURITY    FACE      AMORTIZED    MARKET
TOTAL  MUNICIPAL BONDS                     (%)         DATE     AMOUNT       COST        VALUE
--------------------------------------------------------------------------------------------------
       STATE DORM AUTHORITY ST             5.350     8/1/2017  $  245,000   $  245,000   $  256,799
       BARNABAS HOSPITAL
       CALLABLE 08/01/2007 @ 101
       AMBAC INSURED
       RATED AAA/Aaa

       STATE DORM AUTH REVS HIGHLAND       5.350     8/1/2017  $  300,000   $  300,623   $  313,446
       HOSP ROCHESTER
       CALLABLE 02/01/2008 @ 102
       FHA & MBIA INSURED
       RATED AAA/Aaa

       ALBANY, NY                          5.375     9/1/2018  $  100,000   $   99,711   $  106,406
       CALLABLE 09/01/2010 @ 102
       FGIC INSURED
       RATED AAA/Aaa

       PORT AUTH NY & NJ CONS              5.000   10/15/2020  $  250,000   $  250,000   $  258,737
       125TH SER
       CALLABLE 04/15/2012 @ 101
       FSA INSURED
       RATED AAA/Aaa

       STATE ENVIRONMENTAL CLEAN           4.500    6/15/2021  $  140,000   $  139,304   $  135,926
       WATER & DRINKING
       CALLABLE 06/15/2013 @ 100
       RATED AAA/Aaa
                                                               ------------------------------------
       TOTAL NEW YORK                                          $3,110,000   $3,109,741   $3,210,159

2.19%  NORTH CAROLINA
       --------------
       MED CARE COMMON R  EF               4.500     4/1/2017  $  250,000   $  249,375   $  249,433
       CALLABLE 10/01/2013 @ 100
       FHA / FSA INSURED
       RATED AAA/Aaa
                                                               ------------------------------------
       TOTAL NORTH CAROLINA                                    $  250,000   $  249,375   $  249,433

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                            RATE      MATURITY    FACE     AMORTIZED   MARKET
TOTAL  MUNICIPAL BONDS                          (%)       DATE       AMOUNT      COST       VALUE
--------------------------------------------------------------------------------------------------
6.30%  OHIO
       ----
       STATE GENERAL OBLIGATION                6.650     9/l/2009   $500,000   $505,877   $553,060
       INFRASTRUCTURE IMPROVEMENT
       NON-CALLABLE
       SINKING FUND 09/01/2005
       RATED AA+/Aa1

       FRANKLIN COUNTY HEALTH CARE             6.150   12/20/2019   $150,000   $150,765   $162,762
       CALLABLE 12/20/2009 @ 103
       GNMA COLL
       RATED NR/Aaa
                                                                    ------------------------------
       TOTAL OHIO                                                   $650,000   $656,642   $715,821

7.33%  PENNSYLVANIA
       ------------
       STATE TPK COMN                          3.950    7/15/2008   $250,000   $249,543   $259,698
       NON-CALLABLE
       AMBAC INSURED
       RATED AAA/Aaa

       STATE REF & PROJ-FIRST SER              4.000     2/1/2016   $250,000   $250,000   $242,855
       CALLABLE 02/01/2014 @ 100
       MBIA INSURED
       RATED AAA/Aaa

       STATE GENERAL OBLIGATION SECOND         5.750    10/1/2017   $100,000   $100,000   $110,522
       SER
       CALLABLE 10/01/2009 @ 101
       MBIA INSURED
       RATED AAA/Aaa

       PHILADELPHIA PA AUTH FOR INDL DEV       5.300     2/1/2022   $200,000   $197,502   $220,446
       REV RFDG
       CALLABLE 02/01/2008 @ 102
       SKG FD BEG 02/01/08 AVG LIFE 07/03/16
       FHA INSURED
       RATED NR/Aa2
                                                                    ------------------------------
       TOTAL PENNSYLVANIA                                           $800,000   $797,045   $833,520

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                        RATE     MATURITY      FACE     AMORTIZED    MARKET
TOTAL   MUNICIPAL BONDS                     (%)       DATE        AMOUNT      COST        VALUE
-------------------------------------------------------------------------------------------------
 2.26%  SOUTH CAROLINA
        --------------
        STATE CAP IMPT SER B               3.750    8/1/2008   $  250,000   $250,183   $  256,673
        CALLABLE 08/01/2005 @ 102
        RATED AAA/Aaa
                                                               ----------------------------------
        TOTAL SOUTH CAROLINA                                   $  250,000   $251,183   $  256,673

 9.25%  TEXAS
        -----
        STATE PUBLIC FINANCE AUTHORITY     6.000   10/1/2005   $  125,000   $125,000   $  131,820
        SER 1992 A
        NON-CALLABLE
        RATED AA/Aa1

        STATE GENERAL OBLIGATION           6.000   10/1/2006   $  150,000   $148,598   $  162,504
        NON-CALLABLE
        RATED AA/Aal

        CHANNELVIEW INDEPENDENT SCHOOL     5.000   8/15/2008   $  250,000   $248,750   $  251,963
        DISTRICT
        CALLABLE 08/15/2004 @ 100
        RATED AAA/Aaa

        STATE GENERAL OBLIGATION WATER     5.250    8/1/2012   $  225,000   $225,000   $  239,447
        FINANCIAL ASSISTANCE SER C
        CALLABLE 08/01/2008 @ 100
        RATED AA/Aa1

        EL PASO WATER & SEWER REV          5.500    3/1/2019   $  250,000   $249,123   $  265,843
        CALLABLE 03/01/2010 @ 100
        FSA INSURED
        RATED AAA/Aaa
                                                               ----------------------------------
        TOTAL TEXAS                                            $1,000,000   $996,470   $1,051,576

2.71%   UTAH
        ----
        STATE HSG FIN AGY SINGLE FAM MTG   4.100    7/1/2007   $   90,000   $ 90,000   $   93,442
        SR ISSUE F-1
        NON-CALLABLE
        RATED AAA/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                      RATE   MATURITY     FACE     AMORTIZED   MARKET
TOTAL  MUNICIPAL BONDS                    (%)      DATE      AMOUNT      COST       VALUE
------------------------------------------------------------------------------------------
       INTERMOUNTAIN POWER AGENCY        5.000   7/1/2021   $215,000   $198,043   $215,041
       POWER SUPPLY REV SKG FD
       ESCROWED TO MATURITY (US GOVTS)
       CONTINUOUSLY CALLABLE
       RATED A+/A1

                                                            ------------------------------
       TOTAL UTAH                                           $305,000   $288,043   $308,482

5.95%  WASHINGTON
       ----------
       STATE GENERAL OBLIGATION SER B    5.500   5/1/2010   $150,000   $150,573   $165,786
       NON-CALLABLE
       RATED AA+/Aa1

       STATE HSG FIN COMMN SINGLE-FAM    3.550   6/1/2012   $200,000   $200,000   $193,626
       NON-CALLABLE
       GNMA/FNMA INSURED
       RATED Aaa

       STATE VAR PURP SER 02 A           5.000   7/1/2018   $205,000   $203,180   $211,267
       CALLABLE 07/01/2011 @ 100
       FSA INSURED
       RATED AAA/Aaa

       STATE MOTOR VEHICLE SER B         5.625   7/1/2020   $100,000   $100,064   $105,401
       CALLABLE 07/01/2010 @ 100
       RATED AA+/Aa1

                                                            ------------------------------
       TOTAL WASHINGTON                                     $655,000   $653,817   $676,080

4.70%  WISCONSIN
       ---------
       STATE GENERAL OBLIGATION RFDG     6.100   5/1/2005   $150,000   $150,904   $156,135
       NON-CALLABLE
       RATED AA-/Aa3

       STATE GENERAL OBLIGATION SER A    5.000   5/1/2009   $250,000   $250,000   $263,845
       PREREFUNDED 05/01/2006 @ 100
       RATED AA-/Aaa

                        See Notes to Financial Statements

                                  TEP FUND INC.
                   PORTFOLIO OF INVESTMENTS IN MUNICIPAL BONDS
                               AS OF MAY 31, 2004

% OF                                        RATE     MATURITY      FACE       AMORTIZED      MARKET
TOTAL   MUNICIPAL BONDS                      (%)      DATE        AMOUNT         COST         VALUE
------------------------------------------------------------------------------------------------------
        STATE GENERAL OBLIGATION SER C     6.000    5/1/2019   $   100,000   $    99,768   $   114,043
        CALLABLE 05/01/2010 @ 100
        RATED AA-/Aa3
                                                               ---------------------------------------
        TOTAL WISCONSIN                                        $   500,000   $   500,672   $   534,023

  2.20% WYOMING
        -------
        COMMUNITY DEVELOPMENT              3.850   12/1/2011   $   200,000   $   198,652   $   199,124
        AUTHORITY HOUSING REV SER 7
        NON-CALLABLE
        RATED AA/Aa2

        COMMUNITY DEVELOPMENT              6.650    6/1/2013   $    50,000   $    50,000   $    51,000
        AUTHORITY INSD SINGLE FAMILY MTG
        CALLABLE 06/01/2004 @ 102
        RATED AA/Aa2
                                                               ---------------------------------------
        TOTAL WYOMING                                          $   250,000   $   248,652   $   250,124
                                                               ---------------------------------------
100.00% TOTAL INVESTMENTS                                      $10,945,000   $10,942,933   $11,369,694
                                                               =======================================

                        See Notes to Financial Statements

ITEM 2.   CODE OF ETHICS.

The Fund has adopted a Code of Ethics. Ayone may request by mail and we will send a free copy.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

In view of the nature of the Fund and its operations including its investment strategy, the full board serves the function of an audit committee. The collective expertise is able to perform the functions of an audit committee.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

$13,000 for audit and review

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-906CERT.

                                   SIGNATURES

                           [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tep Fund, Inc.
--------------------------------------------------------------------------------


By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  August 4, 2004
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephen Tabb, President
                          --------------------------------------------

Date  August 4, 2004
     ----------------------

By (Signature and Title)* /s/ Kevin McGann, Treasurer
                          --------------------------------------------


Date  August 4, 2004
     ----------------------

* Print the name and title of each signing officer under his or her signature.